Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income	$ 78,769	$ 49,678
Add (deduct) items not affecting cash:
Finance costs	6,713	213
Income tax expense	26,188	20,277
Depreciation, amortization and depletion	32,828	28,968
Gain on investments	(12,451)	(7,677)
Loss on derivative liabilities	9,011
Share of loss in associates	2,806	2,692
Dilution gain on investment in associate		(733)
Impairment of investment in associate		4,251
Loss on disposal of plant and equipment	163	45
Share-based compensation	3,692	4,146
Reclamation expenditures	(819)	(970)
Income taxes paid	(15,731)	(13,383)
Interest paid	(126)	(22)
Changes in non-cash operating working capital	7,588	4,085
Net cash provided by operating activities	138,631	91,570
Investing activities
Payment on plant and equipment acquisition	(19,986)	(11,523)
Proceeds from disposal of plant and equipment	46	880
Payment on mineral rights and properties acquisition	(6,224)
Payment on mineral exploration and development expenditures	(59,817)	(51,945)
Payment on reclamation deposits	(83)	(1,079)
Refunds from reclamation deposits	209	2,962
Payment on other investments acquisition	(20,953)	(23,305)
Proceeds from disposal of other investments	36,289	1,492
Payment on investment in associates	(4)	(4,997)
Payment on short-term investment acquisition	(108,320)	(65,585)
Proceeds on short-term investment redemption	134,176	87,390
Net cash (used in) provided by investing activities	(44,667)	(65,710)
Financing activities
Net proceeds from issuance of convertible notes	143,324
Repayment of long-term deposits	(13,250)
Lease payment	(271)	(262)
Cash dividends distributed	(4,948)	(4,428)
Non-controlling interests distribution	(11,049)	(11,088)
Related parties loan made	(500)
Proceeds from issuance of common shares	2,774
Common shares repurchased as part of normal course issuer bid	(963)	(1,020)
Net cash provided by (used in) financing activities	115,117	(16,798)
Effect of exchange rate changes on cash and cash equivalents	1,955	(1,812)
Increase in cash and cash equivalents	211,036	7,250
Cash and cash equivalents, beginning of the period	152,942	145,692
Cash and cash equivalents, end of the period	363,978	152,942
Supplementary cash flow information